Promissory Notes (Tables)	12 Months Ended
Dec. 31, 2025
Notes Payable [Abstract]
Summary of New Promissory Notes
The following summarizes the new promissory notes as a result of the Business Combination:

			New Agreements
Note	Original Issue Date	Existing Denali Balance	Note	Discharge
Sponsor Note	4/11/2023, 7/10/2024	$1,807	$806	$1,144
FutureTech Note	7/11/2023	1,363	1,022	340
Denali Underwriter Notes	4/6/2022	2,888	2,650	350

Total promissory notes		$6,058	$4,478	$1,834